Expense Example	Sep. 30, 2025 USD ($)
Allspring Common Stock Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 692
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,223
Expense Example, with Redemption, 10 Years	2,012
Allspring Common Stock Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,051
Allspring Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	1,984
Allspring Opportunity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	1,911
Allspring Opportunity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	939
Allspring SMID Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	939
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	1,991
Allspring Special Mid Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	682
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	1,849
Allspring Special Mid Cap Value Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	$ 2,180